PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Provisions Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of detailed information about current and non current provisions [Text Block]	Provisions recorded as of December 31, 2025 and 2024 are as follows:

	12-31-2025	12-31-2024
Classes of Provisions	ThU.S.$	ThU.S.$
Short-term provisions	3,055	1,837
Provisions for litigations	677	499
Other short-term provisions	2,378	1,338
Long-term provisions, non-Current	38,588	33,121
Provisions for litigations	34,732	29,265
Other long-term provisions	3,856	3,856
Total provisions	41,643	34,958

Disclosure of other provisions [text block]

	12-31-2025
	Litigations (*)	Other Provisions	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	29,764	5,194	34,958
Changes in provisions
Additional provisions	7,425	575	8,000
Used provisions	(1,557)	(293)	(1,850)
Increase (decrease) in foreign exchange	(223)	758	535
Total changes	5,645	1,040	6,685
Closing balance	35,409	6,234	41,643
(*) The increase in litigations mainly relates to subsidiaries in Mexico and Brazil in connection with civil and labor lawsuits amounting to ThU.S.$ 6,702. Likewise, the utilization of the provision primarily corresponds to the settlement of court rulings of subsidiaries in Brazil for ThU.S.$ 937.

	12-31-2024
	Litigations (*)	Other Provisions (**)	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	29,091	3,465	32,556
Changes in provisions
Additional provisions	3,763	4,667	8,430
Used provisions	(1,834)	(2,310)	(4,144)
Increase (decrease) in foreign exchange	(1,261)	(628)	(1,889)
Other increases (decreases)	5	-	5
Total changes	673	1,729	2,402
Closing balance	29,764	5,194	34,958
(*) The increase in litigations is mainly made up of ThU.S.$ 3,673 by subsidiaries in Argentina and Brazil for civil and labor lawsuits.
(**) The increase in Other Provisions corresponds mainly to the deferred subsidy of one subsidiary in Brazil. In addition, the decrease in Other Provisions corresponds mainly to the reversal of the provision for dismantling of Line 1 of Arauco mill.

	12-31-2023
	Litigations (*)	Other Provisions (**)	Total
Movements in provisions	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	39,668	10,551	50,219
Changes in provisions
Additional provisions	27,732	-	27,732
Increase due to business combination	87	-	87
Used provisions	(1,743)	(5,440)	(7,183)
Reversal of unused provision	(32,276)	(1,676)	(33,952)
Increase (decrease) in foreign exchange	(3,524)	30	(3,494)
Other increases (decreases)	(31)	-	(31)
Decrease through transfer to liabilities included in disposal groups classified as held for sale	(822)	-	(822)
Total changes	(10,577)	(7,086)	(17,663)
Closing balance	29,091	3,465	32,556
(*) The increase in litigations is mainly made up of ThU.S.$ 25,098 (subsidiaries in Brazil) for civil and labor lawsuits. In addition, the decrease legal litigations correspond mainly to the reversal of the provision for a lawsuit with a supplier in the Arauco do Brasil S.A.
(**) The decrease in Other Provisions corresponds mainly to the reversal of the provision for dismantling of Line 1 of Arauco mill and the decrease in
the balance of the provision for negative equity of E2E SpA.